Other Non-current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Other Non-current Assets
Advances for vessels additions	$ 18,800	$ 5,420
Advances for vessels acquisition	2,507
Other assets	29,577	25,058
Total	82,339	59,369
ZIM notes
Other Non-current Assets
Available for sale securities	20,078	21,044
HMM notes
Other Non-current Assets
Available for sale securities	$ 11,377	$ 7,847
Equity participation | ZIM
Other Non-current Assets
Equity participation ZIM			$ 0